Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement - Consolidated Statements of Comprehensive Income [Line Items]
Net income	$ 292	$ 681	$ 984
Other comprehensive income (loss):
Unrealized hedging gains (losses) on derivatives	89	91	(93)
Reclassification adjustments for derivative (gains) losses included in net income (interest expense)	(1)	(1)	(1)
Total unrealized gains (losses) on derivatives	88	90	(94)
Income tax (expense) benefit	(33)	(33)	34
Other comprehensive income (loss), net of tax expense (benefit)	55	57	(60)
Total comprehensive income attributable to Navient Corporation	$ 347	$ 738	$ 924